Revenue from Contract with Customers	6 Months Ended
Sep. 30, 2024
Revenue from Contract with Customers [Abstract]
REVENUE FROM CONTRACT WITH CUSTOMERS

NOTE 3 — REVENUE FROM CONTRACT WITH CUSTOMERS

Revenue from contract with customers consist of the following for the six months ended September 30, 2024 and ended September 30, 2023:

Disaggregated revenue information	For the 6 months period ended September 30, 2024	For the 6 months period ended September 30, 2023
	(In USD)	(In USD)
Types services
Subscription Income	7,451,974	6,760,470
Carriage/Placement fees	3,189,167	2,548,959
Advertisement Income	151,250	244,074
Unbilled Revenue	1,122,856
Device activation fees	98,296	106,828

Total revenue from contract with customers	12,013,543	9,660,331

Timing of revenue recognition
Product transferred at point in time	-	-
Services transferred over time	12,013,543	9,660,331
	12,013,543	9,660,331

Contract balances:

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:

	For the 6 months period ended September 30, 2024	For the 6 months period ended September 30, 2023
	(US$)	(US$)
Receivables, which are included in ‘trade receivables	$3,537,193	$3,344,995
Receivables, acquired in a business combination	—	—

Performance obligations:

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it transfers control over a good or service to a customer.